U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-23447

A3 ALTERNATIVE CREDIT FUND

(Exact Name of Registrant as Specified in its Charter)

90 Madison Street, Suite 303

Denver, Colorado 80206

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (303) 997-9010

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments

A3 Alternative Credit Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 43.2%
22,200	BlackRock TCP Capital Corp.	$311,910
12,500	Brookfield Real Assets Income Fund, Inc.	266,875
28,800	Eagle Point Credit Co., Inc.	420,768
90,300	Oxford Lane Capital Corp.	736,848
96,050	Oxford Square Capital Corp.	522,512
	TOTAL CLOSED-END FUNDS
	(Cost $2,317,088)	2,258,913

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.0%
	Government National Mortgage Association
$7,378,883	1.865%, 12/20/20661,2	748,588
4,155,707	3.033%, 2/20/20671,2	505,376
2,242,065	2.124%, 6/20/20671,2	246,403
695,178	2.461%, 10/20/20671,2	96,032
1,883,244	1.100%, 11/20/20671,2	218,098
1,754,345	2.061%, 1/20/20681,2	256,345
3,817,526	1.265%, 7/20/20691,2	228,822
3,124,489	0.821%, 9/20/20691,2	206,435
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,359,990)	2,506,099

Number of Shares
	REAL ESTATE INVESTMENT TRUSTS — 4.0%
33,400	New York Mortgage Trust, Inc.	208,082
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $205,379)	208,082
	SHORT-TERM INVESTMENTS — 8.6%
448,780	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.50%3	448,780
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $448,780)	448,780
	TOTAL INVESTMENTS — 103.8%
	(Cost $5,331,237)	5,421,874
	Liabilities Less Other Assets — (3.8)%	(199,757)
	TOTAL NET ASSETS — 100.0%	$5,222,117

[1]	Callable.
[2]	Variable rate security.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

A3 Alternative Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

1. Organization

The A3 Alternative Credit Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Delaware statutory trust on May 9, 2019. The Fund operates as an interval fund. A3 Financial Investments, LLC serves as the investment adviser (the “Adviser”) of the Fund. The Fund’s investment objective is to seek total return through investments that offer regular income or the potential for price appreciation. The Fund commenced operations on September 30, 2019.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.

3. Fair Value of Investments

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

A3 Alternative Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

December 31, 2019 (Unaudited)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets measured at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3*	Total
Investments
Closed-End Funds	$1,947,003	$-	$-	$1,947,003
Collateralized Mortgage Obligations	-	2,506,099	-	2,506,099
Real Estate Investment Trusts	519,992	-	-	519,992
Short-Term Investments	448,780	-	-	448,780
Total Investments	$2,915,775	$2,506,099	$-	$5,421,874

*	There were no level 3 securities are period end.

Item 2. Controls and Procedures

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A3 Alternative Credit Fund

By (Signature and Title)*	/s/ Anthony R. Bosch
Anthony R. Bosch
(President and Principal Executive Officer)

Date	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Anthony R. Bosch
Anthony R. Bosch
(President and Principal Executive Officer)

Date	February 25, 2020

By (Signature and Title)*	/s/ Gregory L. Bell
Gregory L. Bell
(Treasurer and Principal Financial Officer)

Date	February 25, 2020

*	Print the name and title of each signing officer under his or her signature.